SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES (Details)	Dec. 31, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 8,059,899
Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,638,981
Customer deposits [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	104,715
Deferred income [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	107,674
Loan payable [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	85,058
Derivative liability [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	4,196,125
Lease liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	927,346
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	7,466,939
Not later than one year [member] | Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,638,981
Not later than one year [member] | Customer deposits [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	104,715
Not later than one year [member] | Deferred income [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	12,112
Not later than one year [member] | Loan payable [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	85,058
Not later than one year [member] | Derivative liability [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	4,196,125
Not later than one year [member] | Lease liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	429,948
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	592,960
Later than one year and not later than five years [member] | Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than one year and not later than five years [member] | Customer deposits [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than one year and not later than five years [member] | Deferred income [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	95,562
Later than one year and not later than five years [member] | Loan payable [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than one year and not later than five years [member] | Derivative liability [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than one year and not later than five years [member] | Lease liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 497,398